Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Instruments by Category

		12.31.2022
	Note	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	5	1,816.9	—	—	1,816.9
Financial investments	6	350.5	194.7	119.2	664.4
Trade accounts receivable, net	7	205.2	—	—	205.2
Customer and commercial financing	9	101.2	—	—	101.2
Derivative financial instruments	8	—	—	11.1	11.1
Other assets		60.3	—	—	60.3

		2,534.1	194.7	130.3	2,859.1

Liabilities
Loans and financing	20	3,196.8	—	6.4	3,203.2
Trade accounts payable	18	739.5	—	—	739.5
Trade accounts payable supplier finance	19	27.5	—	—	27.5
Other payables	21	340.0	31.0	—	371.0
Lease liability	20	71.0	—	—	71.0
Derivative financial instruments	8	—	—	97.5	97.5
Other liabilities		172.8	—	—	172.8

		4,547.6	31.0	103.9	4,682.5

		12.31.2021
	Note	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Assets
Cash and cash equivalents	5	1,816.0	2.3	—	1,818.3
Financial investments	6	79.4	541.0	196.0	816.4
Guarantee deposits		3.0	—	—	3.0
Trade accounts receivable, net	7	189.0	—	—	189.0
Customer and commercial financing	9	32.0	—	—	32.0
Derivative financial instruments	8	—	—	0.1	0.1
Other assets		50.7	—	—	50.7

		2,170.1	543.3	196.1	2,909.5

Liabilities
Loans and financing	20	4,026.9	—	—	4,026.9
Trade accounts payable	18	495.2	—	—	495.2
Trade accounts payable supplier finance	19	14.8	—	—	14.8
Other payables	21	300.5	17.1	—	317.6
Lease liability	20	63.8	—	—	63.8
Derivative financial instruments	8	—	—	5.9	5.9
Other liabilities		158.2	—	—	158.2

		5,059.4	17.1	5.9	5,082.4

Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs
The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of an input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. On December 31, 2022, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.

	12.31.2022
	Note	Level 1	Level 2	Level 3	Total fair value	Amortized cost of the other financial instruments	Carrying amount
Assets
Cash and cash equivalents	5		—	—	—	1,816.9	1,816.9
Financial investments	6		217.4	96.5	313.9	350.5	664.4
Trade accounts receivable, net	7		—	—	—	205.2	205.2
Customer and commercial financing	9		—	—	—	101.2	101.2
Derivative financial instruments	8		11.1	—	11.1	—	11.1
Other a ssets			—	—	—	60.3	60.3

		—	228.5	96.5	325.0	2,534.1	2,859.1

Liabilities
Loans and financing	20		6.4	—	6.4	3,196.8	3,203.2
Trade accounts payable	18		—	—	—	739.5	739.5
Trade accounts payable s upplier finance	19		—	—	—	27.5	27.5
Other payables	21		—	31.0	31.0	340.0	371.0
Lease liability	20		—	—	—	71.0	71.0
Derivative financial instruments	8	7.7	89.8	—	97.5	—	97.5
Other liabilities			—	—	—	172.8	172.8

		7.7	96.2	31.0	134.9	4,547.6	4,682.5

		12.31.2021
	Note	Level 2	Level 3	Total fair value	Amortized cost of the other financial instruments	Carrying amount
Assets
Cash and cash equivalents	5	2.3	—	2.3	1,816.0	1,818.3
Financial investments	6	642.1	94.9	737.0	79.4	816.4
Guarantee deposits		—	—	—	3.0	3.0
Trade accounts receivable, net	7	—	—	—	189.0	189.0
Customer and commercial financing	9	—	—	—	32.0	32.0
Derivative financial instruments	8	0.1	—	0.1	—	0.1
Other assets		—	—	—	50.7	50.7

		644.5	94.9	739.4	2,170.1	2,909.5

Liabilities
Loans and financing	20	—	—	—	4,026.9	4,026.9
Trade accounts payable	18	—	—	—	495.2	495.2
Trade accounts payable supplier finance	19	—	—	—	14.8	14.8
Other payables	21	—	17.1	17.1	300.5	317.6
Lease liability	20	—	—	—	63.8	63.8
Derivative financial instruments	8	5.9	—	5.9	—	5.9
Other liabilities		—	—	—	158.2	158.2

		5.9	17.1	23.0	5,059.4	5,082.4

Summary of Company's Financial Assets and Liabilities

	Fair value of financial instruments using significant unobservable inputs (level 3)
	Assets	Liabilities
At 12.31.2020	55.9	108.4

Reversal	—	(50.1)
Transfer	—	(33.6)
Changes in fair value	35.2	(3.9)
Exchange variation	3.8	(3.7)

At 12.31.2021	94.9	17.1

Changes in fair value	0.8	12.8
Exchange variation	0.8	1.1

At 12.31.2022	96.5	31.0

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments

The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

	Cash Flow	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2022
Loans and financing	3,789.6	395.2	1,572.4	1,031.4	790.6
Trade accounts payable	739.5	739.5	—	—	—
Trade accounts payable - supplier finance	27.5	27.5	—	—	—
Lease liability	71.0	12.0	25.9	10.8	22.3
Other liabilities	172.8	3.2	157.5	10.3	1.8
Other payables	371.0	320.4	16.3	33.2	1.1
Derivative financial instruments	97.5	57.4	—	40.1	—

Total	5,268.9	1,555.2	1,772.1	1,125.8	815.8

At December 31, 2021
Loans and financing	4,842.0	712.5	683.4	1,602.4	1,843.7
Trade accounts payable	495.2	495.2	—	—	—
Trade accounts payable supplier finance	14.8	14.8	—	—	—
Lease liability	63.8	11.5	20.1	9.9	22.3
Other liabilities	158.2	14.2	127.5	9.9	6.6
Other payables	317.6	258.7	37.0	17.9	4.0
Derivative financial instruments	5.9	2.9	3.0	—	—

Total	5,897.5	1,509.8	871.0	1,640.1	1,876.6

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing
On December 31, 2022, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

Without derivative effect	Fixed Rate		Floating Rate		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,351.5	94.77%	129.7	5.23%	2,481.2	100.00%
Loans and financing	2,704.0	84.42%	499.2	15.58%	3,203.2	100.00%

With derivative effect	Fixed Rate		Floating Rate		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,351.5	94.77%	129.7	5.23%	2,481.2	100.00%
Loans and financing	3,100.9	96.80%	102.4	3.20%	3,203.3	100.00%

Summary of Company's Cash Equivalents and Post Fixed Financing
On December 31, 2022, the Company’s cash equivalents, and variable interest rate loans and financing were indexed as follows, considering the contractual cash flows (without derivative effect) and the cash flows changed due to interest rate swaps (with derivative effect):

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	129.7	100.00%	129.7	100.00%
CDI	129.7	100.00%	129.7	100.00%
Loans and financing	499.2	100.00%	102.4	100.00%
Libor	412.7	82.67%	9.5	9.27%
CDI	4.0	0.80%	10.4	10.16%
SIFMA	21.1	4.23%	21.1	20.61%
EURIBOR	4.4	0.88%	4.4	4.30%
SOFR	57.0	11.42%	57.0	55.66%

Summary of Changes In Foreign Exchange Rates
On December 31, 2022, the Company had the following amounts of financial assets and liabilities denominated in several currencies as follows:

	12.31.2022	12.31.2021
Loans and financing
Brazilian reais	10.3	18.3
U.S. dollars	3,161.6	3,982.5
Euro	31.3	26.1

	3,203.2	4,026.9

Trade accounts payable
Brazilian reais	89.9	77.6
U.S. dollars	602.3	385.6
Euro	44.9	31.3
Other currencies	2.4	0.7

	739.5	495.2

Trade accounts payable - Supplier finance
Brazilian reais	7.6	2.8
U.S. dollars	19.9	12.0

	27.5	14.8

Total (1)	3,970.2	4,536.9

Cash and cash equivalents and financial investments
Brazilian reais	131.3	94.9
U.S. dollars	2,283.9	2,493.6
Euro	62.0	42.4
Other currencies	4.1	3.8

	2,481.3	2,634.7

Trade accounts receivable:
Brazilian reais	96.9	33.3
U.S. dollars	82.5	134.8
Euro	25.4	20.8
Other currencies	0.4	0.1

	205.2	189.0

Total (2)	2,686.5	2,823.7

Net exposure (1 - 2):
Brazilian reais	(120.4)	(29.5)
U.S. dollars	1,417.4	1,751.7
Euro	(11.2)	(5.8)
Other currencies	(2.1)	(3.2)

Summary of Interest Risk Factor
25.4.2 Interest risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2022	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	129.7	(8.8)	(4.3)	0.1	4.6	9.0
Loans and financing	CDI	(4.0)	0.3	0.1	—	(0.1)	(0.3)

Net impact	CDI	125.7	(8.5)	(4.2)	0.1	4.5	8.7
Loans and financing	LIBOR	(412.7)	10.0	4.4	(1.2)	(6.9)	(12.5)

Net impact	LIBOR	(412.7)	10.0	4.4	(1.2)	(6.9)	(12.5)
Loans and financing	SOFR	(57.0)	1.1	0.4	(0.2)	(0.9)	(1.6)

Net impact	SOFR	(57.0)	1.1	0.4	(0.2)	(0.9)	(1.6)
Rates considered	CDI	13.65%	6.88%	10.31%	13.75%	17.19%	20.63%
Rates considered	LIBOR 6M	5.14%	2.72%	4.08%	5.44%	6.80%	8.16%
Rates considered	TJLP	7.20%	3.69%	5.53%	7.37%	9.21%	11.06%
Rates considered	IPCA	5.73%	2.27%	3.41%	4.54%	5.68%	6.81%
Rates considered	SOFR	4.30%	2.35%	3.52%	4.70%	5.87%	7.04%

(*) The positive and negative variations of 25% and 50% were applied on the rates

Summary of Foreign Exchange Risk Factor
25.4.3 Foreign exchange risk factor

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2022	-50%	-25%	Probable scenario	+25%	+50%
Assets		412.8	203.1	98.3	(6.5)	(111.3)	(216.1)

Cash, cash equivalents and financial investments	R$	131.3	64.6	31.3	(2.1)	(35.4)	(68.7)
Other assets	R$	281.5	138.5	67.0	(4.4)	(75.9)	(147.4)
Liabilities		(411.1)	(202.4)	(98.0)	6.5	110.9	215.3

Loans and financing	R$	(10.3)	(5.1)	(2.5)	0.2	2.8	5.4
Other liabilities	R$	(400.8)	(197.3)	(95.5)	6.3	108.1	209.9

Net impact		1.7	0.7	0.3	—	(0.4)	(0.8)
Exchange rate considered		5.2177	2.6500	3.9750	5.3000	6.6250	7.9500

(*)	The positive and negative variations of 25% and 50% were applied on the rates

Summary of Derivative Contracts
25.4.4 Derivative contracts

			Additional variations in book balances (*)
	Risk factor	Amounts exposed at 12.31.2022	-50%	-25%	Probable scenario	+25%	+50%
Derivative designated as hedge accounting
Interest swap - fair value hedge	CDI	0.1	—	(0.1)	(0.1)	(0.1)	(0.1)
Hedge destinated as cash flow hedge	US$/R$	2.3	8.9	2.4	(2.7)	(7.9)	(13.7)
Other derivatives
Interest swap	LIBOR	8.4	(4.4)	2.2	8.7	15.1	21.3
Foreign exchange option	EUR/US$	(0.2)	(5.0)	(2.5)	0.1	2.6	5.2
Equity SWAP	Embraer share prices	(1.6)	(9.6)	(5.2)	(0.8)	3.6	8.0
EVE warrants	EVE share prices	(95.4)	51.5	28.7	—	(40.7)	(94.6)

Total		(86.4)	41.4	25.5	5.2	(27.4)	(73.9)

Rate considered	LIBOR	5.14%	2.72%	4.08%	5.44%	6.80%	8.16%
Rate considered	CDI	13.65%	6.88%	10.31%	13.75%	17.19%	20.63%
Rate considered	US$/R$	5.2177	2.65	3.975	5.3	6.625	7.95
Rate considered	EUR/US$	1.0666	0.52	0.78	1.04	1.3	1.56

(*)	The positive and negative variations of 25% and 50% were applied on the rates

Summary of Republic Shares
•	Republic Shares

	Result
December 31, 2022	Increase	Probable Scenario	Decrease
Growth rate (25% change)	109.5	96.4	83.9
Discount rate (8% change)	64.1	96.4	134.7

Summary of Tempest Put options
•	Tempest Put options

	Result
December 31, 2022	Increase	Probable Scenario	Decrease
Growth rate (25% change)	33.0	31.0	28.0
Discount rate (8% change)	25.0	31.0	37.0